UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010






[LOGO OF USAA]
   USAA(R)















                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA NEW YORK MONEY MARKET FUND
       SEPTEMBER 30, 2010

 ===============================================

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

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality New York tax-exempt securities with remaining maturities of 397 days or less.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

  Portfolio of Investments                                                   12

  Notes to Portfolio of Investments                                          16

  Financial Statements                                                       17

  Notes to Financial Statements                                              20

EXPENSE EXAMPLE                                                              28

ADVISORY AGREMENT                                                            30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."
--------------------------------------------------------------------------------

NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA NEW YORK MONEY MARKET FUND

================================================================================

bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ DANIEL MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF JOHN C. BONNELL]                       [PHOTO OF DALE R. HOFFMANN]
  JOHN C. BONNELL, CFA                              DALE R. HOFFMANN
  USAA Investment                                   USAA Investment
  Management Company                                Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA NEW YORK MONEY MARKET FUND (THE FUND) PERFORM FROM APRIL 1, 2010 TO SEPTEMBER 30, 2010?

   The Fund performed well for the reporting period ended September 30, 2010. During the six months, the Fund returned 0.01%, compared to the category's average return of 0.02%.

o  WHAT WERE THE MARKET CONDITIONS?

   The Federal Reserve (the Fed) held the federal funds target rate at historic lows -- in a range between zero and 0.25% -- throughout the six-month reporting period. Economic growth continued, albeit at a slow pace, but unemployment was elevated and the housing market remained weak.

   Despite very low absolute yields, investors showed a continued preference for the safety and liquidity of money market funds. Although intermediate- and long-term municipal bonds offered higher yields, demand remained strong for short-term tax-exempt securities, especially for municipal variable rate demand notes (VRDNs). These VRDNs were in short supply during the period as large numbers of

   Refer to page 8 for benchmark definition.

   Past performance is no guarantee of future results.

================================================================================

4  | USAA NEW YORK MONEY MARKET FUND

================================================================================

   issuers took advantage of lower interest rates and issued longer-term securities to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, began the period at 0.29% on April 1, 2010, fell to a low of 0.24% on April 7, 2010, and ended the period at 0.27%.

   The Bond Buyer One-Year Note Index began the period at 0.48%, increased to 0.64% on July 1, 2010, and ended the period at 0.44%. This appears attractive when compared to 0.25% yield for a one-year Treasury.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We concentrated our investments in VRDNS during the reporting period. The VRDNs held by the Fund offer flexibility because we can sell them at par value (100% of face value) with a notice of seven days or less. They also provide a margin of safety because most are guaranteed by a bank letter of credit for the payment of both principal and interest.

   To identify attractive opportunities for the portfolio, we continue to rely on the skill and experience of our research team to analyze and monitor all of the Fund's holdings. Their hard work has helped us avoid credit problems in our tax-exempt money market funds.

o  WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

   The state of New York is slowly battling back from a lingering recession. Tax collections for the first five months of the 2010-2011 fiscal year were nearly 6% higher than the same period a year before.

   The SIFMA Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUND  |  5

================================================================================

   Although state lawmakers successfully balanced the budget, they used non-recurring revenue sources to accomplish the task. The state could face a new budget gap in the next fiscal year. While New York's debt burden remains higher than average, the state has taken measures to ensure it has adequate cash to meet its debt obligations. The state's general obligation bonds are rated Aa2 by Moody's Investors Service, AA by Standard & Poor's Ratings, and AA by Fitch Ratings.

o  WHAT IS THE OUTLOOK?

   As long as inflation remains muted, the Fed has little incentive to raise short-term interest rates. In our opinion, a rate increase is unlikely until late 2011 and will be contingent on a sustainable economic recovery. While short-term rates are anchored by the Fed's zero to 0.25% federal funds target rate, we are likely to remain invested in securities with frequent interest rate resets, and very short effective maturities. Once rate increases begin, the Fund is well positioned to benefit quickly. However, until then, shareholders should expect to see little change in the Fund's yield.

   As always, we will maintain our focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the fund. We will also continue to avoid issues subject to the alternative minimum tax, also known as the "AMT", for individuals.

   Thank you for the confidence you have placed in us.

================================================================================

6  | USAA NEW YORK MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND (Ticker Symbol: UNYXX)

--------------------------------------------------------------------------------
                                            9/30/10                  3/31/10
--------------------------------------------------------------------------------
Net Assets                              $105.5 Million            $121.5 Million
Net Asset Value Per Share                   $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity                          9 Days                    11 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.



--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/10
--------------------------------------------------------------------------------
3/31/10 to 9/30/10        1 Year         5 Years        10 Years     7-Day Yield

      0.01%*               0.09%          1.84%           1.59%         0.01%


--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------

                                       0.62%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                                USAA NEW YORK
                              IMONEYNET AVERAGE               MONEY MARKET FUND
09/28/09                           0.06%                           0.32%
10/26/09                           0.03                            0.06
11/23/09                           0.03                            0.01
12/28/09                           0.03                            0.01
01/25/10                           0.01                            0.01
02/22/10                           0.02                            0.01
03/29/10                           0.03                            0.01
04/26/10                           0.04                            0.01
05/24/10                           0.04                            0.05
06/28/10                           0.04                            0.01
07/26/10                           0.03                            0.01
08/30/10                           0.03                            0.01
09/27/10                           0.04                            0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/27/10.

The graph tracks the USAA New York Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific New York institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

8  | USAA NEW YORK MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Community Service ....................................................... 16.4%
Hospital ................................................................ 12.0%
Education ............................................................... 11.0%
Nursing/CCRC ............................................................ 10.4%
Packaged Foods & Meat ...................................................  9.7%
Toll Roads ..............................................................  9.2%
Special Assessment/Tax/Fee ..............................................  8.1%
General Obligation ......................................................  7.7%
Multifamily Housing .....................................................  3.2%
Electric/Gas Utilities ..................................................  3.1%

 You will find a complete list of securities that the Fund owns on pages 14-15.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 9/30/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 97.7%
PUT BONDS                                                                   1.2%

                                   [END CHART]

   Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA NEW YORK MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                  USAA NEW YORK
                                                                MONEY MARKET FUND
09/30/00                                                          $10,000.00
10/31/00                                                           10,034.05
11/30/00                                                           10,066.06
12/31/00                                                           10,095.57
01/31/01                                                           10,122.02
02/28/01                                                           10,147.29
03/31/01                                                           10,169.79
04/30/01                                                           10,197.72
05/31/01                                                           10,223.20
06/30/01                                                           10,242.93
07/31/01                                                           10,262.37
08/31/01                                                           10,278.28
09/30/01                                                           10,292.12
10/31/01                                                           10,306.95
11/30/01                                                           10,318.95
12/31/01                                                           10,328.62
01/31/02                                                           10,336.75
02/28/02                                                           10,344.09
03/31/02                                                           10,351.97
04/30/02                                                           10,361.06
05/31/02                                                           10,371.14
06/30/02                                                           10,378.33
07/31/02                                                           10,385.80
08/31/02                                                           10,393.87
09/30/02                                                           10,401.79
10/31/02                                                           10,411.68
11/30/02                                                           10,420.52
12/31/02                                                           10,427.42
01/31/03                                                           10,433.27
02/28/03                                                           10,439.17
03/31/03                                                           10,444.81
04/30/03                                                           10,451.34
05/31/03                                                           10,458.36
06/30/03                                                           10,463.37
07/31/03                                                           10,466.70
08/31/03                                                           10,470.39
09/30/03                                                           10,474.58
10/31/03                                                           10,478.89
11/30/03                                                           10,483.39
12/31/03                                                           10,488.44
01/31/04                                                           10,492.46
02/29/04                                                           10,496.03
03/31/04                                                           10,499.87
04/30/04                                                           10,504.61
05/31/04                                                           10,508.88
06/30/04                                                           10,513.31
07/31/04                                                           10,517.89
08/31/04                                                           10,523.35
09/30/04                                                           10,530.77
10/31/04                                                           10,540.82
11/30/04                                                           10,550.38
12/31/04                                                           10,561.05
01/31/05                                                           10,570.95
02/28/05                                                           10,581.91
03/31/05                                                           10,594.09
04/30/05                                                           10,610.65
05/31/05                                                           10,629.63
06/30/05                                                           10,645.10
07/31/05                                                           10,660.13
08/31/05                                                           10,677.20
09/30/05                                                           10,695.98
10/31/05                                                           10,713.81
11/30/05                                                           10,734.18
12/31/05                                                           10,758.68
01/31/06                                                           10,779.22
02/28/06                                                           10,800.22
03/31/06                                                           10,824.60
04/30/06                                                           10,848.00
05/31/06                                                           10,874.48
06/30/06                                                           10,904.07
07/31/06                                                           10,930.10
08/31/06                                                           10,957.50
09/30/06                                                           10,985.43
10/31/06                                                           11,011.94
11/30/06                                                           11,039.20
12/31/06                                                           11,069.86
01/31/07                                                           11,096.30
02/28/07                                                           11,122.39
03/31/07                                                           11,151.79
04/30/07                                                           11,179.77
05/31/07                                                           11,210.62
06/30/07                                                           11,240.54
07/31/07                                                           11,268.77
08/31/07                                                           11,301.76
09/30/07                                                           11,329.11
10/31/07                                                           11,357.83
11/30/07                                                           11,387.15
12/31/07                                                           11,414.67
01/31/08                                                           11,439.65
02/29/08                                                           11,459.34
03/31/08                                                           11,482.14
04/30/08                                                           11,501.13
05/31/08                                                           11,522.26
06/30/08                                                           11,537.35
07/31/08                                                           11,552.95
08/31/08                                                           11,570.14
09/30/08                                                           11,599.94
10/31/08                                                           11,636.02
11/30/08                                                           11,648.10
12/31/08                                                           11,658.47
01/31/09                                                           11,662.22
02/28/09                                                           11,665.71
03/31/09                                                           11,670.75
04/30/09                                                           11,677.96
05/31/09                                                           11,685.74
06/30/09                                                           11,692.10
07/31/09                                                           11,697.81
08/31/09                                                           11,701.98
09/30/09                                                           11,704.99
10/31/09                                                           11,706.17
11/30/09                                                           11,706.27
12/31/09                                                           11,714.22
01/31/10                                                           11,714.31
02/28/10                                                           11,714.40
03/31/10                                                           11,714.50
04/30/10                                                           11,714.60
05/31/10                                                           11,714.91
06/30/10                                                           11,715.07
07/31/10                                                           11,715.17
08/31/10                                                           11,715.26
09/30/10                                                           11,715.36

                                   [END CHART]

                       Data from 9/30/00 through 9/30/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

12  | USAA NEW YORK MONEY MARKET FUND

================================================================================

   (INS)  Principal and interest payments are insured by one of the following:
          Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., JPMorgan Chase Bank, N.A., or WestLB A.G.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   IDA    Industrial Development Authority/Agency

   MTA    Metropolitan Transportation Authority

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 13

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON            FINAL            VALUE
(000)       SECURITY                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (97.7%)

            NEW YORK (92.8%)
 $3,955     Albany IDA (LOC - RBS Citizens, N.A.)                    0.42%          5/01/2035       $  3,955
  1,140     Broome County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                     0.32           7/01/2023          1,140
  2,750     Chautauqua County IDA (LOC - PNC Bank, N.A.)             0.25           8/01/2030          2,750
  6,000     Chautauqua County IDA (LOC - PNC Bank, N.A.)             0.31          12/01/2031          6,000
  1,000     Dormitory Auth. (LOC - KBC Bank, N.V.)                   0.27           7/01/2029          1,000
  1,365     Dormitory Auth. (LOC - Federal Home Loan
              Bank of Boston)                                        0.25           6/01/2034          1,365
  5,260     Dormitory Auth. (LOC - Key Bank, N.A.)                   0.35           7/01/2038          5,260
  1,865     Dutchess County IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                      0.27          10/01/2017          1,865
  1,265     Erie County IDA (LOC - Fifth Third Bank)                 0.75          10/01/2026          1,265
  4,205     Erie County IDA (LOC - Sovereign Bank)                   0.34          11/15/2036          4,205
  1,655     Essex County IDA (LOC - Key Bank, N.A.)                  0.35           3/01/2032          1,655
  2,000     Housing Finance Agency (LOC - Landesbank
              Baden-Wurttemberg)                                     0.30          11/01/2041          2,000
  1,000     Local Government Assistance Corp. (INS)(LIQ)             0.30           4/01/2022          1,000
  1,900     Local Government Assistance Corp. (LOC -
              Bayerische Landesbank)(LOC - WestLB A.G.)              0.32           4/01/2023          1,900
  3,300     Long Island Power Auth. (LOC - JPMorgan Chase
              Bank, N.A.)(LOC - Landesbank Baden-Wurttemberg)        0.34           5/01/2033          3,300
  4,530     Monroe County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                     0.52          12/01/2034          4,530
  4,000     MTA (INS)(LIQ)(a)                                        0.28           3/01/2012          4,000
  5,000     MTA (INS)(LIQ)                                           0.29          11/01/2029          5,000
  2,900     New York City (LOC - Bank of America, N.A.)              0.27           8/01/2034          2,900
  1,400     New York City Housing Dev. Corp. (LOC - Bank
              of America, N.A.)                                      0.24          11/01/2048          1,400
  1,075     New York City IDA (LOC - Manufacturers &
             Traders Trust Co.)                                      0.52          12/01/2027          1,075
  3,895     New York City IDA Civic Facility
              (LOC - TD Bank, N.A.)                                  0.32          12/01/2034          3,895
  1,500     New York City Municipal Water Finance Auth. (LIQ)(a)     0.27           6/15/2013          1,500
  4,500     New York City Transitional Finance Auth. (LIQ)(a)        0.27          11/01/2030          4,500
  3,600     Oneida County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                     0.32           6/01/2030          3,600
  4,515     Oneida County IDA (LOC - RBS Citizens, N.A.)             0.39           7/01/2037          4,515
  5,185     Ontario County IDA (LOC - ABN AMRO Bank N.V.)            1.27           3/01/2028          5,185

================================================================================

14  | USAA NEW YORK MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON            FINAL            VALUE
(000)       SECURITY                                                 RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
 $3,410     Ontario County IDA (LOC - Key Bank, N.A.)                0.39%          7/01/2030       $  3,410
  3,000     Port Auth. of New York and New Jersey                    0.33          11/16/2012          3,000
  4,795     Thruway Auth. (LIQ)(a)                                   0.30           4/01/2013          4,795
  5,060     Wayne County IDA (LOC - ABN AMRO Bank N.V.)              1.27           6/01/2012          5,060
    875     Westchester County IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                      0.27          10/01/2028            875
                                                                                                    --------
                                                                                                      97,900
                                                                                                    --------
            PUERTO RICO (4.9%)
  5,200     Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)       0.40           7/01/2011          5,200
                                                                                                    --------
            Total Variable-Rate Demand Notes (cost: $103,100)                                        103,100
                                                                                                    --------
            PUT BONDS (1.2%)

            PUERTO RICO (1.2%)
  1,280     Industrial, Medical and Environmental Pollution
              Control Facilities Financing Auth. (cost: $1,280)      0.95           3/01/2023          1,280
                                                                                                    --------

            TOTAL INVESTMENTS (COST: $104,380)                                                      $104,380
                                                                                                    ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-            $103,100             $-        $103,100
Put Bonds                                         -               1,280              -           1,280
------------------------------------------------------------------------------------------------------
Total                                            $-            $104,380             $-        $104,380
------------------------------------------------------------------------------------------------------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at September 30, 2010, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

16  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)       $104,380
  Cash                                                                              1
  Receivables:
    Capital shares sold                                                         1,179
    USAA Investment Management Company (Note 4D)                                   29
    Interest                                                                       59
                                                                             --------
      Total assets                                                            105,648
                                                                             --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                        97
  Accrued management fees                                                          31
  Accrued transfer agent's fees                                                     7
  Other accrued expenses and payables                                              21
                                                                             --------
      Total liabilities                                                           156
                                                                             --------
         Net assets applicable to capital shares outstanding                 $105,492
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $105,460
  Accumulated net realized gain on investments                                     32
                                                                             --------
         Net assets applicable to capital shares outstanding                 $105,492
                                                                             ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                  105,460
                                                                             ========
  Net asset value, redemption price, and offering price per share            $   1.00
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                              $ 272
                                                                 -----
EXPENSE
    Management fees                                                195
    Administration and servicing fees                               56
    Transfer agent's fees                                           58
    Custody and accounting fees                                     11
    Postage                                                          1
    Shareholder reporting fees                                       5
    Trustees' fees                                                   5
    Professional fees                                               29
    Other                                                            6
                                                                 -----
         Total expenses                                            366
    Expenses reimbursed                                           (102)
                                                                 -----
         Net expenses                                              264
                                                                 -----
NET INVESTMENT INCOME                                            $   8
                                                                 =====

See accompanying notes to financial statements.

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended March 31, 2010

--------------------------------------------------------------------------------

                                                                9/30/2010         3/31/2010
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $      8         $     447
  Net realized gain on investments                                      -                74
                                                                 --------------------------
    Increase in net assets resulting from operations                    8               521
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (8)             (447)
  Net realized gains                                                    -               (90)
                                                                 --------------------------
    Distributions to shareholders                                      (8)             (537)
                                                                 --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        34,604            73,418
  Reinvested dividends                                                  8               532
  Cost of shares redeemed                                         (50,613)         (102,934)
                                                                 --------------------------
    Decrease in net assets from capital share transactions        (16,001)          (28,984)
                                                                 --------------------------
  Net decrease in net assets                                      (16,001)          (29,000)

NET ASSETS
  Beginning of period                                             121,493           150,493
                                                                 --------------------------
  End of period                                                  $105,492         $ 121,493
                                                                 ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      34,604            73,418
  Shares issued for dividends reinvested                                8               532
  Shares redeemed                                                 (50,613)         (102,934)
                                                                 --------------------------
    Decrease in shares outstanding                                (16,001)          (28,984)
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

================================================================================

20  | USAA NEW YORK MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $195,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    assets. For the six-month period ended September 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $56,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $58,000.

D. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2011, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. The Manager also has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager may modify or terminate this voluntary agreement at any time. For the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    six-month period ended September 30, 2010, the Fund incurred reimbursable expenses of $102,000, of which $29,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                       -----------------------------------------------------------------------------------
                                           2010             2010           2009           2008          2007          2006
                                       -----------------------------------------------------------------------------------
Net asset value at
  beginning of period                  $   1.00         $   1.00       $   1.00       $   1.00      $   1.00       $  1.00
                                       -----------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income                     .00(a)           .00(a)         .02            .03           .03           .02
  Net realized and unrealized
    gain on investments                     .00(a)           .00(a)         .00(a)         .00(a)        .00(a)          -
                                       -----------------------------------------------------------------------------------
Total from investment
  operations                                .00(a)           .00(a)         .02            .03           .03           .02
                                       -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.00)(a)         (.00)(a)       (.02)          (.03)         (.03)         (.02)
  Realized capital gains                      -             (.00)(a)       (.00)(a)       (.00)(a)         -             -
                                       -----------------------------------------------------------------------------------
Total distributions                        (.00)(a)         (.00)(a)       (.02)          (.03)         (.03)         (.02)
                                       -----------------------------------------------------------------------------------
Net asset value at end
  of period                            $   1.00         $   1.00       $   1.00       $   1.00      $   1.00       $  1.00
                                       ===================================================================================
Total return (%)*                           .01              .37           1.64           2.97          3.03(b)       2.16
Net assets at end
  of period (000)                      $105,492         $121,493       $150,493       $128,150      $105,847       $84,046
Ratios to average net assets:**
  Expenses including
    guarantee program fee (%)
    Including reimbursements(c),(f)         .47(d),(e)       .57(e)         .62            .60           .60(b)        .60
    Excluding reimbursements(c),(f)         .66(d)           .63            .63            .61           .69(b)        .64
  Expenses excluding
    guarantee program fee (%)
    Including reimbursements(c),(f)         .47(d),(e)       .55(e)         .60            .60           .60(b)        .60
    Excluding reimbursements(c),(f)         .66(d)           .61            .61            .61           .69(b)        .64
Net investment income (%)                   .01(d)           .32           1.61           2.90          2.99          2.14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the  period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $111,080,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)        (.00%)(+)      (.00%)(+)      (.00%)(+)     (.01%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Effective November 9, 2009, in addition to the Fund's 0.60% annual expense cap, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. For the six-month period ended September 30, 2010, and the year ended March 31, 2010, the additional reimbursement was 0.13% and 0.05% of the Fund's average net assets, respectively.
(f) Effective September 18, 2009, the Guarantee Program for Money Market Funds has expired.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING                ENDING               DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE           APRIL 1, 2010 -
                                        APRIL 1, 2010         SEPTEMBER 30, 2010      SEPTEMBER 30, 2010
                                      ------------------------------------------------------------------
Actual                                    $1,000.00              $1,000.10                   $2.36

Hypothetical
 (5% return before expenses)               1,000.00               1,022.71                    2.38

* Expenses are equal to the Fund's annualized expense ratio of 0.47%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2010, through September 30, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies in the similar investment classifications/ objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

================================================================================

by the Manager. The Board also noted the level and method of computing the management fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one- and three-year periods ended December 31, 2009, and in the top 30% of its performance universe for the five-year period ended December 31, 2009.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

34  | USAA NEW YORK MONEY MARKET FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   =============================================================================
   39610-1110                                (C)2010, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.